Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Share
19.	NET LOSS PER SHARE

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders	(927,022)	(394,817)	(430,542)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	6,294,870	6,830,058	6,754,134
Net loss per share
Basic and diluted	(147.27)	(57.81)	(63.74)

Given the Company's loss making position for the years ended December 31, 2018, 2019 and 2020, the effect of potential issuances of shares for share options would be anti-dilutive:

(1)	51,831 share options were not considered in the computation of diluted net loss per share for the year ended December 31, 2018.
(2)	46,631 share options were not considered in the computation of diluted net loss per share for the year ended December 31, 2019.

(3)39,225 share options were not considered in the computation of diluted net loss per share for the year ended December 31, 2020.